As filed with the Securities and Exchange Commission on February 18, 2005

Securities Act File No. 33-80966

Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No	☐

Post-Effective Amendment No. 24	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 25	☒

The Commerce Funds

(Exact Name of Registrant as Specified in Charter)

4900 Sears Tower

Chicago, IL 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

800-995-6365

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 25, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: none

The Commerce Funds

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 23 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 23, 2004 and pursuant to Rule 485(a)(1) would be effective on February 21, 2005.

This Post-Effective Amendment No. 24 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 25, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, State of Missouri, on the 18th day of February, 2005.

THE COMMERCE FUNDS
Registrant

/s/ Larry Franklin
Larry Franklin
Chief Executive Officer

Pursuant, to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Peter W. Fortner Peter W. Fortner	Treasurer (Principal Accounting Officer and Principal Financial Officer)	February 18, 2005

* David L. Bodde David L. Bodde	Trustee	February 18, 2005

* Martin E. Galt, III Martin E. Galt, III	Trustee	February 18, 2005

* John Eric Helsing John Eric Helsing	Trustee, Chairman	February 18, 2005

* Charles W. Peffer Charles W. Peffer	Trustee	February 18, 2005

/s/ Warren W. Weaver Warren W. Weaver	Trustee, President	February 18, 2005

*By:	/s/ Warren W. Weaver
Warren W. Weaver
Attorney-in-Fact